Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 5,525,744		$ 249,356	$ 234,234
Accounts receivable, net	1,683,294		1,603,127	1,304,783
Inventory	1,123,261		1,687,462	1,242,486
Prepaid expenses and other current assets	603,966		784,238	885,766
Total current assets	11,238,811		5,342,183	4,955,365
Property and equipment, net	996,217		1,010,801	875,919
Total assets	45,473,359		28,028,207	23,609,619
Accounts payable	1,339,009		4,105,794	6,015,595
Accrued expenses and other current liabilities	1,344,750		2,101,610	1,485,062
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,133,652		1,500,953	456,995
Due to related party	15,450		32,452	17,253
Total current liabilities	7,144,413		11,285,663	12,973,319
Revenues, net	2,565,162	$ 1,953,346	15,781,319	12,523,432
Cost of revenues	1,653,381	1,363,719	11,403,474	7,523,669
Gross profit	911,781	589,627	4,377,845	4,990,763
Selling, general and administrative	11,660,880	3,288,949	12,280,192	14,085,195
Operating income	(10,749,099)	(2,699,322)	(7,902,347)	(13,017,432)
Interest expense	(12,694,933)	(723,957)	(3,378,131)	(1,299,153)
Total other (expense) income	(51,514,221)	(698,253)	1,614,444	(1,193,284)
Gain before income taxes	(62,263,320)	(3,397,575)	(6,287,903)	(14,210,716)
Income tax expense			19,197	(22,373)
Variable Income Interest Rate [Member]
Cash and cash equivalents	15,994		10,481	6,234
Accounts receivable, net	113,493		94,195	21,697
Inventory	251,918		240,158	51,090
Prepaid expenses and other current assets				379,561
Total current assets	381,405		344,834	458,582
Property and equipment, net				32,661
Total assets	381,405		344,834	491,243
Accounts payable	174,311		217,558	337,648
Accrued expenses and other current liabilities	19,326		113,576
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,133,652		1,133,652
Notes payable, current			150,000
Due to related party	315,666		315,666	315,666
Total current liabilities	1,642,955		1,930,452	653,314
Revenues, net	214,394	352,523	1,571,017	352,523
Cost of revenues	84,155	204,943	2,092,167	204,943
Gross profit	130,239	147,580	(521,150)	147,580
Selling, general and administrative	100,421	450,693	413,217	450,693
Operating income	29,818	(303,113)	(934,367)	(303,113)
Interest expense	(26,250)		(174,396)
Total other (expense) income	(26,250)		(174,396)
Gain before income taxes	3,568	(303,113)	(47,578)	(303,113)
Income tax expense
Net income (loss)	$ 3,568	$ (303,113)	$ (1,108,763)	$ (303,113)